Summarised financial information - Summarised Financial Information of Income Statement (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Summarised Financial Information [Line Items]
Revenue	[1]	£ 25,867	£ 27,283	£ 27,655
Profit from operations		2,736	(15,751)	10,523
Net finance costs		(1,098)	(1,895)	(1,641)
Profit/(loss) before taxation		3,538	(17,061)	9,324
Taxation on ordinary activities		(357)	2,872	(2,478)
Profit/(loss) for the year		3,181	(14,189)	£ 6,846
Registered BATCAP bonds | Parent Company
Disclosure Of Summarised Financial Information [Line Items]
Revenue		0	0
Profit from operations		(149)	(642)
Dividend income		6,477	4,950
Net finance costs		501	488
Profit/(loss) before taxation		6,829	4,796
Taxation on ordinary activities		(9)	(25)
Profit/(loss) for the year		6,820	4,771
Registered BATCAP bonds | Transactions with non-issuer/non-guarantor subsidiaries | Parent Company
Disclosure Of Summarised Financial Information [Line Items]
Dividend income		6,477	4,950
Net finance costs		316	293
Transactions with non-issuer/non-guarantor subsidiaries (expense)/income		(152)	(120)
Registered BATCAP bonds | BATCAP | Subsidiaries
Disclosure Of Summarised Financial Information [Line Items]
Revenue		0	0
Profit from operations		(9)	3
Dividend income		0	0
Net finance costs		(81)	(204)
Profit/(loss) before taxation		(90)	(201)
Taxation on ordinary activities		(9)	22
Profit/(loss) for the year		(99)	(179)
Registered BATCAP bonds | BATCAP | Transactions with non-issuer/non-guarantor subsidiaries | Subsidiaries
Disclosure Of Summarised Financial Information [Line Items]
Dividend income		0	0
Net finance costs		563	768
Transactions with non-issuer/non-guarantor subsidiaries (expense)/income		(9)	(1)
Registered BATCAP bonds | BATIF | Subsidiaries
Disclosure Of Summarised Financial Information [Line Items]
Revenue		0	0
Profit from operations		(20)	4
Dividend income		0	1
Net finance costs		1,062	857
Profit/(loss) before taxation		1,042	862
Taxation on ordinary activities		(5)	17
Profit/(loss) for the year		1,037	879
Registered BATCAP bonds | BATIF | Transactions with non-issuer/non-guarantor subsidiaries | Subsidiaries
Disclosure Of Summarised Financial Information [Line Items]
Dividend income		0	0
Net finance costs		1,234	1,445
Transactions with non-issuer/non-guarantor subsidiaries (expense)/income		(17)	0
Registered BATCAP bonds | BATNF | Subsidiaries
Disclosure Of Summarised Financial Information [Line Items]
Revenue		0	0
Profit from operations		0	0
Dividend income		0	0
Net finance costs		1	1
Profit/(loss) before taxation		1	1
Taxation on ordinary activities		0	0
Profit/(loss) for the year		1	1
Registered BATCAP bonds | BATNF | Transactions with non-issuer/non-guarantor subsidiaries | Subsidiaries
Disclosure Of Summarised Financial Information [Line Items]
Dividend income		0	0
Net finance costs		0	0
Transactions with non-issuer/non-guarantor subsidiaries (expense)/income		0	0
Registered BATCAP bonds | RAI | Subsidiaries
Disclosure Of Summarised Financial Information [Line Items]
Revenue		0	0
Profit from operations		0	0
Dividend income		5,263	5,234
Net finance costs		(496)	(538)
Profit/(loss) before taxation		4,767	4,696
Taxation on ordinary activities		111	127
Profit/(loss) for the year		4,878	4,823
Registered BATCAP bonds | RAI | Transactions with non-issuer/non-guarantor subsidiaries | Subsidiaries
Disclosure Of Summarised Financial Information [Line Items]
Dividend income		5,263	5,234
Net finance costs		24	26
Transactions with non-issuer/non-guarantor subsidiaries (expense)/income		31	30
Registered BATCAP bonds | BATHTN | Subsidiaries
Disclosure Of Summarised Financial Information [Line Items]
Revenue		0	0
Profit from operations		1	5
Dividend income		185	424
Net finance costs		(34)	0
Profit/(loss) before taxation		152	429
Taxation on ordinary activities		(89)	(1)
Profit/(loss) for the year		63	428
Registered BATCAP bonds | BATHTN | Transactions with non-issuer/non-guarantor subsidiaries | Subsidiaries
Disclosure Of Summarised Financial Information [Line Items]
Dividend income		185	424
Net finance costs		0	0
Transactions with non-issuer/non-guarantor subsidiaries (expense)/income		£ (1)	£ 0

[1]	Revenue is net of duty, excise and other taxes of £33,818 million, £36,917 million and £38,527 million for the years ended 31 December 2024, 2023 and 2022, respectively.